LEASES	9 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASES

Note 9 — LEASES

Leases are classified as operating leases or finance leases in accordance with FASB ASC 842. The Company’s operating leases are principally for office facilities. For leases with terms greater than 12 months, the Company records the related right-of-use asset and lease liability at the present value of lease payments over the term. The right-of-use asset is amortized over the life of the lease on a straight-line basis. Certain leases include rental escalation clauses, renewal options, and/or termination options, which are factored into the Company’s determination of lease payments when appropriate. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on long-term interest rates published by the People’s Bank of China in order to discount lease payments to present value.

As of March 31, 2025, the weighted average remaining lease term was 1.19 years and the weighted average discount rate was 4.75% for the Company’s operating leases. As of June 30, 2024, the weighted average remaining lease term was 1.91 years and the weighted average discount rate was 4.75% for the Company’s operating leases.

The Company’s lease costs are included within the cost of revenue and administrative expenses on the consolidated statements of operations. For the nine months ended March 31, 2025 and 2024, the lease cost were $349,557 and $360,649, respectively.

For the nine months ended March 31, 2025 and 2024, amortization of the operating lease right-of-use assets amounted to $265,212 and $323,592, respectively, and the interest on lease liabilities amounted to $19,011 and $8,751, respectively.

Supplemental balance sheet information related to operating leases was as follows:

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	As of
	March 31, 2025	June 30, 2024
Operating lease right-of-use assets	$691,970	770,402
Operating lease right-of-use assets, accumulated amortization	(258,689)	(74,831)
Operating lease right-of-use assets, net	$433,281	695,571

Operating lease liabilities, current	345,932	336,046
Operating lease liabilities, non-current	9,189	351,856
Total operating lease liabilities	$355,121	687,902

The future undiscounted aggregate minimum lease payments under non-cancellable operating leases were as follows as of March 31, 2025:

Year ended March 31,	Amount
2026	$357,321
2027	9,280
2028	-
Total undiscounted future minimum lease payments	366,601
Less: Amounts representing interest	11,480
Total present value of operating lease liabilities	355,121
Less: current portion of operating lease liabilities	345,932
Non-current portion of operating lease liabilities	$9,189